Reconciliation of Financial Statements to Form 5500 (Tables)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Reconciliation of Financial Statement to Form 5500 [Line Items]
Schedule of Reconciliation of Financial Statement to Form 5500
A reconciliation of net assets available for benefits per the financial statements to the Form 5500 is as follows:

	As of December 31,
	2025	2024
	(In $ thousands)
Net assets available for benefits per the financial statements	1,240,289	1,010,707
Contributions receivable - employer	(22,110)	(17,554)
Accrued administrative expenses	(228)	(326)
Net assets available for benefits per Form 5500	1,217,951	992,827
A reconciliation of the net increase (decrease) in net assets per the financial statements for the year ended December 31, 2025 to the Form 5500 is as follows:

(In $ thousands)
Net increase (decrease) in net assets per the financial statements	229,582
Change in accrued contributions receivable - employer	(4,556)
Change in accrued administrative expenses	98
Net increase (decrease) in net assets per Form 5500	225,124